Debt issued designated at fair value (Table)	6 Months Ended
Jun. 30, 2024
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Designated Financial Liabilities At Fair Value Through Profit Or Loss

USD m 30.6.24 31.3.24 31.12.23
Equity-linked
1
55,911 56,608 60,573
Rates-linked

25,811 25,940 28,883
Credit-linked 6,510 6,756 7,730
Fixed-rate 15,271 17,359 20,541
Commodity-linked 3,507 3,618 3,844
Other 6,200 6,525 6,718
of which: debt that contributes to total loss-absorbing capacity 4,585 4,476 4,629
Total debt issued designated at fair value
2
113,209 116,806 128,289
of which: issued by UBS AG standalone with original maturity greater than one year
3
93,943 70,648 73,544
of which: issued by Credit Suisse AG standalone with original maturity greater than one year
3
26,089 29,948
of which: issued by Credit Suisse International standalone

with original maturity greater than one year
3
721 946 1,471
1 Includes investment fund unit-linked instruments issued.

2 As of 30 June 2024,
99 % of Total debt issued designated at fair value was unsecured (31 March 2024: 99
%).

3 Based on original contractual maturity
without considering any early redemption features.